Financial instruments - Contractual future cash outflows for long-term debt (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 499
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	39
Payables and accrued liabilities	620
Cash outflows	1,158
Later than five years and not later than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	500
Interest on long-term debt	25
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	45
Payables and accrued liabilities	620
Cash outflows	1,190
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	300
Interest on long-term debt	18
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	13
Payables and accrued liabilities	620
Cash outflows	951
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	200
Interest on long-term debt	7
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	8
Payables and accrued liabilities	0
Cash outflows	215
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	5
Payables and accrued liabilities	0
Cash outflows	5
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	3
Payables and accrued liabilities	0
Cash outflows	3
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	16
Payables and accrued liabilities	0
Cash outflows	$ 16